Share Capital (Tables)	6 Months Ended
Jun. 30, 2024
Share Capital [Abstract]
Schedule of Shares Issued and Outstanding	Shares issued and outstanding
Cost:	Number of shares	Capital
Balance, December 31, 2022	86,591	$49,434,692
Fair value of RSUs issued at $73.60 per share	10,526	774,736
Fair value of RSUs issued at $44.40 per share	4,032	179,037
Fair value of RSUs issued at $24.48 per share	3,518	86,137
Cancelled shares	(515)	(200,014)
Issuance of shares upon conversion of note	14,554	314,384
Issuance of shares pursuant to the first option payment to acquire a certain land property (note 9)	21,997	431,149
Balance, December 31, 2023	140,703	51,020,121
Issuance of shares from private placement	227,171	1,137,762
Issuance of shares upon exercise of prefunded warrants	2,147,117	10,287,056
Cancelled shares	(296,875)	(1,445,188)
Share issuance costs	–	(584,914)
Fair value of RSUs redeemed at $4.11 per share	376,570	1,547,703
Balance, June 30, 2024	2,594,686	$61,962,540

Schedule of Outstanding RSUs	A summary of the Company’s outstanding RSUs as at June 30, 2024 are as follows:
Number of RSUs
Balance, December 31, 2022	9,939
Granted	29,976
Exercised	(18,077)
Forfeited/Cancelled	(21,838)
Balance, December 31, 2023	–
Granted	376,570
Exercised	(376,570)
Balance, June 30, 2024	–